Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost category - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 948,903	$ 873,046
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	461,316	437,365
0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	202,926	166,276
1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	54,202	58,570
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	85,457	80,686
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	41,989	25,856
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	42,185	45,078
2024 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	60,828	59,215
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	103,960	84,804
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	17,644	14,828
Deposits - Credit institutions | 0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	47,340	36,126
Deposits - Credit institutions | 1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	6,320	2,518
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,176	3,820
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	13,969	13,721
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,545	8,739
Deposits - Credit institutions | 2024 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,966	5,052
Deposits - Customers
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	653,941	614,586
Deposits - Customers | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	443,660	422,495
Deposits - Customers | 0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	116,799	103,171
Deposits - Customers | 1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	35,325	40,737
Deposits - Customers | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	48,013	40,802
Deposits - Customers | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,858	3,770
Deposits - Customers | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,205	2,286
Deposits - Customers | 2024 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,081	1,325
Marketable debt securities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	113,953	99,063
Marketable debt securities | 0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	30,795	20,589
Marketable debt securities | 1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,512	8,617
Marketable debt securities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	25,493	33,392
Marketable debt securities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	17,446	3,618
Marketable debt securities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	27,551	28,706
Marketable debt securities | 2024 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,156	4,141
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	63,243	61,130
Subordinated liabilities | 0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	616	847
Subordinated liabilities | 1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	407	392
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,831	1,768
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,882	4,713
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,882	4,713
Subordinated liabilities | 2024 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	50,625	48,697
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	13,806	13,463
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	12	42
Other financial liabilities | 0 - 1 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	7,376	5,543
Other financial liabilities | 1 - 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,638	6,306
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,944	904
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	834	34
Other financial liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 2	$ 634